Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total cash	$ 51	$ 129	$ 767
Israel, New Shekels
Total cash		26	68
United States of America, Dollars
Total cash		$ 103	$ 699